Branch Closure Costs	12 Months Ended
Sep. 30, 2013
Branch Closure Costs [Abstract]
Branch Closure Costs
Branch Closure Costs

During the year ended September 30, 2013, in the normal course of operations the Company closed 12 branches in Canada (2012 - 63, 2011 - nil). The Company also closed one branch in the United Kingdom subsequent to year end and incurred $123 (2012 - $1,574, 2011 - $nil) in branch closure costs. The closure of the one branch in the United Kingdom will occur in the first quarter of the year ending September 30, 2014. The charges included $80 (2012 - $1,389, 2011 - $nil) relating to lease buy-out costs, $10 (2012 - $60, 2011 - $nil) in employee severance and benefit costs, and $33 (2012 - $125, 2011 - $nil) in other costs.

Of the $123 of branch closure costs recorded, $94 (2012 - $879, 2011 - $nil) is included in accrued liabilities as at September 30, 2013. The Company expects these accrued liabilities to be settled within one year.